Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 14, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	August 14, 2024 Supplement to the Summary Prospectus and the Prospectus, each dated November 28, 2023
Aztlan Global Stock Selection DM SMID ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Board of Trustees of the Tidal ETF Trust (“Trust”) has approved changes to the principal investment strategies of the Aztlan Global Stock Selection DM SMID ETF (the “Fund”), a series of the Trust. The changes to the Fund’s principal investment strategies are being made in connection with revisions to the index guidelines and methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index (the “Index”). The Fund tracks the performance, before fees and expenses, of the Index.

The Fund’s revised principal investment strategies will reflect several changes, including the following:

●	The number of Index constituents will be increased from 27 to 50 holdings.
●	The universe from which these constituents are chosen will first be narrowed to 70 potential investments based on a “Stable Quality” metric, as discussed further in the principal investment strategies presented below.
●	The Index rebalance frequency will be changed from monthly to quarterly.
●	The exclusion on constituents in the Energy sector will be removed.

To that end, effective on or around October 14, 2024, the “Principal Investment Strategy” section of the Fund’s Summary Prospectus and the Prospectus, respectively, will be revised to read substantially as follows:

“The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Aztlan Equity Management, LLC (“Aztlan”) that follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned, calculated, administered, and published by Solactive AG (“Solactive”).

Solactive Aztlan Global Developed Markets SMID Cap Index

The Index is comprised of equity securities of companies from the following three developed markets (DM) regions: North America (United States and Canada), Western Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), and Asia (Australia, Japan and New Zealand, but excluding Hong Kong and Singapore). Solactive assigns each security to a particular country based on its analysis of multiple factors, including country of incorporation, primary listing, and domicile (See “Additional Information About the Index” below for additional information about the country selection process). The Index includes securities of small- and mid-capitalization companies (“SMID-capitalization companies”), which are those with market caps between $500 million USD and $15 billion USD at the time of first purchase and as of five weekdays prior to each quarterly rebalance of the Index.

The Index includes securities from each of the following ten broad sectors: Materials, Industrials, Consumer Discretionary, Consumer Staples, Health Care (excluding pharmaceutical industry or sub-sector), Energy, Financials, Information Technology, Communication Services, and Utilities.

The securities included in the Index will have an average daily traded volume (over the most recent 30-day period) of at least $5 million USD.

On September 30th each year, the initial universe is reduced to 70 potential investments by applying a “Stable Quality Factor” to the initial universe. The Stable Quality Factor ranks each potential Index constituent in the initial universe by their overall factor scores over the past 12 months based on the methodology below, with the 70 highest scoring companies remaining as potential Index constituents. When measuring “estimates” or “forward” metrics, the Index analyzes the consensus mean of industry analysts’ estimates of the relevant metrics. For each “estimate” and “forward” metric, the Index will evaluate each such metric by looking forward for a period of 12 months. When measuring “estimates” or “forward” metrics, each equity security of a company in the Index universe is assigned a value for the applicable metric based on a review of the reports that industry analysts publish about the security. Values are assigned based on the consensus of the industry analysts’ reporting about a particular company.

●	Value Factor – This factor analyzes a company’s trailing earnings yield and estimates of its forward earnings yield. Earnings yield refers to a company’s earnings per share for the most recent 12-month period divided by its current market share price. Comparing a company’s earnings yield against other companies can provide a measure of whether the company’s shares appear correctly valued, underpriced, or overpriced.

●	Cashflow Factor – This factor analyzes, among other things, a company’s dividend history, and estimates of its forward dividends per share. Additionally, estimates of a company’s forward free cash flow yield are evaluated. Cash flow refers to the net balance of cash moving into and out of a company, and the term “cash flow yield” refers to a company’s cash flow per share divided by its current per share market price. Cash flow yields provide a measure of how well a company generates cash from its current operations.

●	Capital Structure Factor – This factor analyzes a company’s return on equity (“ROE”). The Index evaluates a company’s trailing ROE over the most recent five-year period, and estimates of the company’s future ROE.

●	Growth Factor – This factor analyzes a company’s change in earning per share (“EPS”) over the most recent three-year period, as well as estimates of the company’s future EPS.

●	EPS Revisions – This factor analyzes revisions to consensus estimates of a company’s EPS during the most recent four-week period.

●	Price Momentum – This factor analyzes the change of a company’s stock price over the most recent three-month and one-year periods.

On a quarterly basis, the Index then ranks each of the 70 remaining potential Index constituents in the universe based on the foregoing six equally weighted factors. These investments are ranked by their final factor score, and the top 50 stocks are selected for inclusion in the Index.

At the time of each reallocation selection (five days before rebalancing), each Index constituent is equally weighted. However, market movements may change these weights by the time of the rebalance. The Index is rebalanced quarterly.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index (the “Index Components”).

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of SMID-capitalization companies incorporated in or that are listed in developed markets.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).”

Please retain this Supplement for future reference.

Aztlan Global Stock Selection DM SMID ETF | Aztlan Global Stock Selection DM SMID ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AZTD